Transactions with associates companies (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Transactions with associates companies [Abstract]
Disclosure of detailed information of transactions with associates companies [Text Block]
The Group has carried out the following transactions with its associates in the years 2017, 2016 and 2015:

	2017	2016	2015
	US$(000)	US$(000)	US$(000)

Royalties collected to Minera Yanacocha S.R.L.:
S.M.R.L. Chaupiloma Dos de Cajamarca (c)	20,739	24,339	32,414

Services provided to Minera Yanacocha S.R.L. by:
Consorcio Energético de Huancavelica S.A. (operation and maintenance)	381	915	1,694
Buenaventura Ingenieros S.A (execution of specific work orders)	227	177	845
Consorcio Energético de Huancavelica S.A. (energy transmission)	212	-	-

	2017	2016	2015
	US$(000)	US$(000)	US$(000)

Dividends received by:
Compañía Minera Coimolache S.A.	9,823	11,390	6,691
Minera Yanacocha S.R.L.	-	130,950	-
Loans collected (granted) to:
Sociedad Minera Cerro Verde S.A.A.	124,800	-	(124,800)

Sales of supplies to Compañía Minera Coimolache S.A. by:
Compañía de Minas Buenaventura S.A.A.	2	1	56
Minera La Zanja S.R.L.	2	-	74

Sales of mineral to Minera Yanacocha S.R.L. by:
Minera La Zanja S.R.L.	710	-	-
Compañía de Minas Buenaventura S.A.A.	704	1,271	2,114

Interest income over loans granted by Compañía Minera Coimolache S.A. to:
Consorcio Energético de Huancavelica S.A.A.	-	3	19

Supplies purchase to Compañía Minera Coimolache S.A. by:
Consorcio Energético de Huancavelica S.A.A.	18	10	1
Minera La Zanja S.R.L.	6	10	6
Buenaventura Ingenieros S.A.	4	-	-
Compañía de Minas Buenaventura S.A.A.	-	1	29

Interest income over loans granted by associates, note 26(a)	1,685	4,164	2,286

Services provided to Compañía Minera Coimolache S.A. by:
Empresa de Generación Huanza S.A. (sale of energy)	2,137	1,679	1,676
Consorcio Energético de Huancavelica S.A. (construction services)	1,332	1,152	346
Buenaventura Ingenieros S.A (execution of specific work orders)	835	824	471
Consorcio Energético de Huancavelica S.A. (operation and maintenance)	178	332	559

Services provided by to Sociedad Minera Cerro Verde S.A.A. by:
Buenaventura Ingenieros S.A (execution of specific work orders)	57	-	-

	2017	2016	2015
	US$(000)	US$(000)	US$(000)

Services received by Compañía Minera Coimolache S.A. for:
Minera La Zanja S.R.L. (administrative services)	149	200	-

Purchase of assets of Compañía Minera Coimolache S.A. from:
Consorcio Energético de Huancavelica S.A. (operation and maintenance)	336	-	-

Disclosure Detailed information of accounts receivable and payable fromto associates [Text Block]
As a result of the transactions indicated in the paragraph (a), the Group had the following accounts receivable and payable from/to associates:

	2017	2016
	US$(000)	US$(000)

Trade and other receivables, note 7(a) -
Trade receivables
Minera Yanacocha S.R.L. (c)	6,740	7,079
Compañía Minera Coimolache S.A.	592	681
Sociedad Minera Cerro Verde S.A.A.	16	-
	7,348	7,760
Other receivables
Compañía Minera Coimolache S.A.	732	240
Sociedad Minera Cerro Verde S.A.A. (d)	-	126,050
Minera Yanacocha S.R.L.	-	379
	732	126,669

Total trade and other receivables	8,080	134,429

Classification by maturity:
Current portion	8,080	8,379
Non-current portion	-	126,050

Total trade and other receivables	8,080	134,429

Trade and other payables, note 14(a) -
Trade payables
Compañía Minera Coimolache S.A.	15	25
Minera Yanacocha S.R.L.	-	1,347
	15	1,372
Other payables
Compañía Minera Coimolache S.A.	42	3
Other	20	-
	62	3

Total trade and other payables	77	1,375

Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [text block]
The Group’s key executives’ compensation (including the related income taxes assumed by the Group) for the years 2017 and 2016 are presented below:

	2017	2016
	US$(000)	US$(000)

Accounts payable:
Directors’ remuneration	1,641	-
Salaries	1,257	1,034
Directors’ compensations	1,200	1,016
Other payments to officers	1,899	598
	5,997	2,648

Disbursements:
Salaries	10,530	9,922